April 21, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EA Series Trust, formerly known as the Alpha Architect ETF Trust (the “Trust”)

File Nos.: 333-195493 and 811-22961

Morgan Dempsey Large Cap Value ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Morgan Dempsey Large Cap Value ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 231 to the Trust’s Registration Statement on Form N-1A, filed on April 19, 2023.

If you have any questions or require further information, please contact Tina Bloom at (513) 708-6391 or Tina.Bloom@Practus.com.

Sincerely,

/s/ Tina H. Bloom

Tina H. Bloom

TINA H. BLOOM ● PARTNER

11300 Tomahawk Creek Parkway, Suite 310 ● Leawood, KS 66211 ● p: 513.708.6391

Practus, LLP ● Tina.Bloom@Practus.com ● Practus.com